Other financial assets (Tables)	12 Months Ended
Mar. 31, 2018
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Summary of Other Financial Assets - Current

Other financial assets - current consist of the following:

	As at March 31,
	2018		2018		2017
	(In millions)
Derivative financial instruments	US$	379.9	Rs.	24,761.3	Rs.	15,101.8
Advances and other receivables recoverable in cash (including supplier recoveries)		371.4		24,209.2		7,159.0
Inter corporate deposits		—		3.2		3.1
Margin money with banks		6.4		417.1		—
Government grant receivables		63.1		4,114.0		—
Restricted bank deposits		75.9		4,938.8		2,383.6

Total	US$	896.7	Rs.	58,443.6	Rs.	24,647.5

Summary of Other Financial Assets - Non-current

Other financial assets - non-current consist of the following:

	As at March 31,
	2018		2018		2017
	(In millions)
Margin money with banks	US$	16.1	Rs.	1,048.0	Rs.	745.6
Restricted deposits		10.6		690.6		571.9
Loans to employees		4.3		280.6		277.3
Derivative financial instruments		436.8		28,469.0		27,753.4
Advance and other receivables recoverable in cash (including supplier recoveries)		164.6		10,728.4		—
Others		143.9		9,376.2		7,299.5

Total	US$	776.3	Rs.	50,592.8	Rs.	36,647.7